Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepayments and other current assets [Abstract]
Schedule of prepayments and other current assets
	As of December 31
	2014	2015
	RMB	RMB

Rebate(1)	-	72,940
Deposits(2)	2,876	5,354
Prepayment to agent for share repurchase program	-	5,521
Value-added tax (“VAT”) recoverable	17,396	12,467
Employee advances(3)	4,261	2,104
Prepaid expenses	2,593	4,131
Payment of initial public offering costs	2,128	-
Receivables from third-party couriers(4)	1,344	4,270
Receivables from third-party payment processing agencies(5)	5,646	645
Others	1,653	4,690

Prepayment and other current assets	37,897	112,122

(1)
Rebate represents consideration earned and receivable from suppliers upon reaching minimum purchase thresholds for a specified period. The rebates can be used to offset future purchase price with the same supplier.

(2)	Deposits represent rental deposits and deposits paid to third-party vendors.
(3)	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.
(4)	Receivables from third-party couriers represent cash collected from customers and held by third-party couriers, which were received by the Group within several days after the fiscal year end.
(5)
Receivables from third-party payment processing agencies represent cash that were received from customers but held by the processing agencies as of December 31, 2015. The receivables were collected by the Group subsequent to the year end.